Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Starry, Inc [Member]
Schedule of Future Minimum Rental Payments for Operating Leases	Future minimum rental
commitments for operating leases
with non-cancelable terms
of one year or more at December 31, 2021, are as follows:

2022	$12,546
2023	10,619
2024	6,784
2025	4,338
2026	2,574
Thereafter	1,521

$38,382